Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Nature of Related Parties

(a)	Nature of related parties that do not control or controlled by the Group:

Name of related party	Relationship with the Group
Eastern Air Group Finance Co., Ltd. (“Eastern Air Finance Company”)	Associate of the Company
Eastern Aviation Import & Export Co., Ltd. and its subsidiaries (“Eastern Import & Export”)	Associate of the Company
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. (“Shanghai P&W”)	Associate of the Company
China Eastern Airlines Media Co., Ltd. and its subsidiaries (“Eastern Advertising”)	Associate of the Company
Shanghai Collins Aviation Maintenance Service Co., Ltd. (“Collins Aviation”)	Associate of the Company
Shanghai Airlines Tours International (Group) Co., Ltd. and its subsidiaries (“Shanghai Airlines Tours”)	Associate of the Company
Beijing Xinghang Aviation Property Co., Ltd. (“Beijing Aviation Property”)	Associate of the Company
China Eastern Air Catering Investment Co., Ltd. and its subsidiaries (“Eastern Air Catering”)	Associate of the Company
CAE Melbourne Flight Training Pty Limited (“CAE Melbourne”)	Joint venture of the Company
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance
Services Overhaul Engineering Co., Ltd. (“Wheels & Brakes”)	Joint venture of the Company
Shanghai Technologies Aerospace Co., Ltd. (“Technologies Aerospace”)	Joint venture of the Company
Eastern China Kaiya System Integration Co., Ltd. (“China Kaiya”)	Joint venture of the Company
Shanghai Hute Aviation Technology Co., Ltd. (“Shanghai Hute”)	Joint venture of the Company
Xi An Cea Safran Landing Systems Services Co., Ltd. (“XIESA”)	Joint venture of the Company
CEA Development Co., Ltd. and its subsidiaries (“CEA Development”)	Controlled by the same parent company
Eastern Airline Logistics Co., Ltd. and its subsidiaries (“Eastern Logistics”)	Controlled by the same parent company
Shanghai Eastern Airlines Investment Co., Ltd. and its subsidiaries (“Eastern Investment”)	Controlled by the same parent company
CES International Financial Leasing Corporation Limited and its subsidiaries (“CES Lease Company”)	Controlled by the same parent company
TravelSky Technology Limited (“TravelSky”)	A director and vice president of the Company is a director of TravelSky
China Aviation Supplies Holding Company and its subsidiaries (“CASC”)	A director and vice president of the Company is a director of CASC
Air France-KLM Group (“AFK”)	A director and vice president of the Company is a director of AFK
Juneyao Airlines Co., Ltd. and its subsidiaries (“Juneyao Air”)	A director and vice president of the Company is a director of Juneyao Air

Summary of Related Party Transactions

(b)	Related party transactions

		Pricing policy
		and decision	2020	2019	2018
Nature of transaction	Related party	process	RMB million	RMB million	RMB million
Purchase of goods and services
Payments on food and beverages*	Eastern Air Catering	(i)	812	1,471	1,317
	CEA Development	(i)	—	—	78
	Eastern Import & Export	(i)	50	56	60
Handling charges for purchase of aircraft, flight equipment, flight equipment spare parts, other property, plant and flight equipment and repairs for aircraft and engines*	Eastern Import & Export	(i)	132	142	165
Repairs and maintenance expense for aircraft and engines	Shanghai P&W	(i)	1,180	1,762	2,394
	Technologies Aerospace	(i)	184	221	344
	Wheels & Brakes	(i)	45	144	129
	Shanghai Hute	(i)	116	88	74
	XIESA	(i)	67	2	—
Payments on cabin cleaning services	Eastern Advertising	(i)	9	22	20
Advertising expense*	Eastern Advertising	(i)	26	29	19
Payments on system services	China Kaiya	(i)	18	16	21
Equipment maintenance fee*	Collins Aviation	(i)	33	45	60
	CEA Development	(i)	81	98	71
Automobile maintenance service, aircraft maintenance, providing transportation automobile and other products*	CEA Development	(i)	4	13	13
Property management and green maintenance expenses*	CEA Development	(i)	195	205	102
Payments on hotel accommodation service*	CEA Development	(i)	122	134	127
	Shanghai Airlines Tours	(i)	10	23	—
Payments on construction and and management agent*	Eastern Investment	(i)	13	14	18
Payments on logistics services	Eastern Import & Export	(i)	—	49	142
	Eastern Logistics	(i)	115	53	—
Civil aviation information network services**	TravelSky	(i)	552	753	646
Flight equipment spare parts maintenance**	CASC	(i)	107	143	189
Flight training fee	CAE Melbourne	(i)	41	70	75
Payments on aviation transportation cooperation and support services**	AFK	(i)	221	537	425
Payments on aviation transportation cooperation services	Juneyao Air	(i)	2	2	—
Flight equipment spare parts maintenance and support services	AFK	(i)	10	19	2
Bellyhold space management *	Eastern Logistics	(i)	—	—	32
Bellyhold space operation cost*	Eastern Logistics	(i)	—	310	246
Transfer of pilots	Eastern Logistics	(i)	—	11	24
Purchase of goods and services (continued)
Cargo terminal business support services*	Eastern Logistics	(i)	286	481	348
Bellyhold container management	Eastern Logistics	(i)	13	13	11
Provision of services
Contractual revenue from bellyhold space* (note)	Eastern Logistics	(i)	—	3,826	2,795
Exclusive operation transportation in relation to the passenger aircraft cargo business*(note)	Eastern Logistics	(i)	4,895	—	—
Freight logistics support services*	Eastern Logistics	(i)	185	135	126
Software system and support services	Eastern Logistics	(i)	5	4	42
Transfer of freight depots and equipment	Eastern Logistics	(i)	—	—	28
Media royalty fee	Eastern Advertising	(i)	14	15	14
Aviation transportation cooperation and support services**	AFK	(i)	105	593	728
Aviation transportation cooperation services	Juneyao Air	(i)	14	11	—
Transfer of pilots	Juneyao Air	(i)	22	—	—
Flight equipment spare parts maintenance and support services	Juneyao Air	(i)	35	41	—
Lease payments
Lease payments for land and buildings*	CEA Holding	(ii)	36	40	33
	Eastern Investment	(ii)	98	83	—
(2018: Land and buildings rental)
Settlements of lease liabilities on aircraft and engines	CES Lease Company	(ii)	6,667	5,779	3,984
(2018: Payments on operating leases and financial leases)
Lease payments for special vehicle and equipment*	CEA Development	(ii)	37	21	—
Rental income
Rental income for land and buildings under short-term leases*	Eastern Air Catering	(ii)	15	—	—
Interest expense
Interest expense on loans	CEA Holding	(iii)	32	27	13
	Eastern Air Finance Company	(iii)	5	5	—
Interest income
Interest income on loans	CAE Melbourne	(iii)	1	—	—
Interest income on deposits	Eastern Air Finance Company	(iii)	24	15	26

Note:
To address the business competition between the passenger aircraft car
g
o business of the Company and the
all-cargo
aircraft business of China Cargo Airlines Co., Limited (“China Cargo Airlines”), a subsidiary of Eastern Logistics, the Company gave China Cargo Airlines a long term contractual operation to operate and manage the passenger aircraft bellyhold space cargo business with independence and autonomy from April 2018. Against the backdrop of
COVID-19’s
immense impact on the aviation industry, in order to further clarify the passenger aircraft cargo business’s related business scope and pricing methods under unconventional circumstances such as
“passenger-to-cargo
conversion”, and taking into account certain limitations of adopting an evaluation-based pricing mechanism in the original passenger aircraft bellyhold space contractual operation transactions, the Company and China Cargo Airlines have negotiated and agreed to adjust and optimize the passenger aircraft cargo business’s scope, pricing methods and settlement methods without altering, amongst others, the business entities, rights and obligations, and business procedures of both parties, and adjust the original passenger aircraft bellyhold space contractual operation proposal to an exclusive operation proposal for passenger aircraft cargo business, pursuant to which China Cargo Airlines will have exclusive operation to independently operate and manage the Group’s passenger aircraft cargo business. The exclusive operation agreement was entered into by both parties on September 29, 2020 which was deemed to have become effective on January 1, 2020.

(i)	The Group’s pricing policies on goods and services purchased from and provided to related parties are mutually agreed between contract parties.
(ii)	The Group’s pricing policies on related party lease payments are mutually agreed between contract parties.
(iii)	The Group’s pricing policies on related party interest rates are mutually agreed based on benchmark interest rates.
*
These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Rules Governing the Listing of Securities on the Stock Exchange (the “Listing Rules”).

**	These related party transactions constitute continuing connected transactions pursuant to the Rules Governing the Listing of Stocks on the Shanghai Stock Exchange.

Summary of Balances with Related Parties

(c)	Balances with related parties

(i)	Amounts due from related parties

	2020	2019
	RMB million	RMB million
Trade receivables
Eastern Logistics	630	295
CASC	—	23
Juneyao Air	8	10
Eastern Air Catering	—	1
Others	4	5

	642	334

	2020	2019
	RMB million	RMB million
Prepayments and other receivables
Eastern Import & Export	158	272
Technologies Aerospace	6	7
Eastern Air Catering	36	6
Eastern Advertising	1	28
CEA Development	11	7
CEA Holding	228	—
CASC	13	13
TravelSky	49	7
Juneyao Air	4	10
Eastern Air Finance Company	240	405
Others	22	21

	768	776

All the amounts due from related parties are trade in nature, interest-free and payable within normal credit terms.

(ii)	Amounts due to related parties

	2020	2019
	RMB million	RMB million
Trade and bills payables
Eastern Import & Export	363	421
Eastern Air Catering	266	390
Technologies Aerospace	95	104
CEA Development	96	76
Shanghai P&W	213	465
Collins Aviation	9	7
CEA Holding	28	18
CASC	27	17
Shanghai Hute	32	13
TravelSky	7	22
Wheels & Brakes	14	17
Shanghai Airlines Tours	1	3
Eastern Investment	74	—
XIESA	32	—
Beijing Aviation Property	—	101
Others	13	7

	1,270	1,661

	2020	2019
	RMB million	RMB million
Other payables and accruals
Eastern Import & Export	37	5
Eastern Air Catering	2	2
CEA Holding	99	111
CEA Development	1	1
Eastern Investment	61	86
CES Lease Company	189	166
CASC	2	2
XIESA	—	2
Others	7	8

	398	383

	2020	2019
	RMB million	RMB million
Lease liabilities
CES Lease Company	42,168	42,848

Except for the amounts due to CES Lease Company, which are related to the aircraft under leases, all other amounts due to related parties are interest-free and payable within normal credit terms given by trade creditors.

(iii)	Short-term deposits, loan and borrowings with related parties

	Average interest rate
	2020	2019	2020	2019
			RMB million	RMB million
Short-term deposits (included in cash and cash equivalents)
Eastern Air Finance Company	0.35%	0.35%	5,474	1,122
Short-term borrowings (included in borrowings)
Eastern Air Finance Company	2.80%	—	4,000	—
Long-term borrowings (included in borrowings)
CEA Holding	3.86%	3.86%	828	828
Loan to a joint venture
CAE Melbourne	3.74%	3.74%	11	15

Summary of Key Management Compensation
The compensation paid or payable to key management for employee services mainly comprising salaries and other short-term employee benefits was analyzed as follows:

	2020	2019	2018
	RMB million	RMB million	RMB million
Directors and supervisors	4	1	2
Senior management	1	8	8

	5	9	10